real estate joint ventures and investments in associates - Summarized financial information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2013 item	Jun. 30, 2024 CAD ($)	Mar. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Jun. 30, 2023 CAD ($)	Mar. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Current assets
Cash and temporary investments, net		$ 927	$ 2,164	$ 864	$ 649	$ 877	$ 974
Total		6,416		6,313
Non-current assets
Other		2,519		2,493
Total		50,895		49,823
Assets		57,311		56,136
Current liabilities
Accounts payable and accrued liabilities		3,309		3,391
Total		9,684		9,478
Owners' equity
TELUS		15,809		16,112	16,407
Other partners		1,236		1,190	1,172
Total		17,045		17,302	$ 17,579		$ 17,658
Total		57,311		56,136
Real estate joint ventures
Real estate joint ventures
Promissory notes issued to the joint ventures		195		80
Current assets
Cash and temporary investments, net		6		5
Other		29		29
Total		35		34
Non-current assets
Investment property		324		326
Investment property under development		199		81
Promissory notes and other		205		90
Total		728		497
Assets		763		531
Current liabilities
Accounts payable and accrued liabilities		6		8
Construction credit facilities		282		282
Total		288		290
Owners' equity
TELUS		224		108
Other partners		251		133
Total		475		241
Total		$ 763		$ 531
TELUS Sky real estate joint venture
Real estate joint ventures
Number of other partners in the transaction | item	2